Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicii
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2014
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014